TAXATION (Schedule of Deferred Taxes) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2018 CNY (¥)		Dec. 31, 2018 USD ($)		Dec. 31, 2017 CNY (¥)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Deferred tax asset
Net operating loss	[1]	¥ 175,033		$ 25,455		¥ 122,651
Depreciation and amortization		2,813		409		4,807
Property, plant and equipment impairment		8,750		1,273		17,395
Deposits for non-current assets		6,400		931		6,400
Allowance for net investment in financing lease		1,085		158		4,518
Allowance for doubtful accounts		4,453		648		1,004
Deferred revenue		0		0		1
Long term receivables		9,679		1,408		3,942
Intangible assets		0		0		795
Accrued expenses		9,032		1,314		5,434
Capital allowances		0		0		0
Others		527		77		495
Total deferred tax assets		217,772		31,673		167,442
less:Valuation allowance		(217,076)	[2]	(31,572)	[2]	(157,876)	[2]	$ (22,962)	¥ (114,561)
Net deferred tax assets		696		101		9,566
Deferred tax liabilities
Withholding tax for PRC entities		(39,495)		(5,745)		(50,876)
Aohua Technology transfer Tianjin Concord Medical loss		0		0		(5,632)		$ (819)
Equity investment		0		0		(8,317)
Property, plant and equipment		(415)		(60)		(2,681)
Disposal of Beijing Century Friendship		(3,126)		(454)		(13,758)
Intangible assets		(113,590)		(16,521)		(733)
Deferred costs		(67)		(10)		(67)
Revenue generated from financing lease		0		0		(731)
Long-term deferred assets		0		0		(348)
Capitalized Interest		(9,649)		(1,403)		0
Total deferred tax liabilities		(166,342)		(24,193)		(83,143)
Deferred tax assets, net	[3]	0		0		0
Deferred tax liabilities, net	[3]	¥ (165,646)		$ (24,092)		¥ (73,577)

[1]	As of December 31, 2018, the Company had net operating losses from several of its PRC and oversea entities of RMB258,347 (US$37,575),which can be carried forward to offset future taxable profit. The net operating loss carry forwards as of December 31, 2018 will expire in years 2019 to 2023 if not utilized.
[2]	The Group records a valuation allowance on its deferred tax assets that is sufficient to reduce the deferred tax assets to an amount that is more likely than not to be realized. Future reversal of the valuation allowance will be recognized either when the benefit is realized or when it has been determined that it is more likely than not that the benefit in future earnings will be realized.
[3]	On the face of balance sheet, as at December 31, 2017 and 2018, deferred tax assets of approximately RMB9,566 and RMB696 (US$101) have been offset against deferred tax liabilities.